Form N-1A Cover	Feb. 27, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	CAPITAL WORLD BOND FUND
Entity Central Index Key	0000812303
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 27, 2026
Prospectus Date	Mar. 01, 2026